Employee Benefit Plans - Funded Status of Plans (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Non-US
Defined Benefit Plan Disclosure [Line Items]
Funded status	$ 15,865	$ 13,944
US plans
Defined Benefit Plan Disclosure [Line Items]
Funded status	$ (43,673)	$ (46,089)